S000010309 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.39%	(1.37%)	10.70%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.39%	(1.82%)	9.20%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.23%	(1.06%)	8.43%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.06%	(1.25%)	10.35%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.13%	(0.26%)	11.46%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	(0.26%)	11.47%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		5.09%	(0.17%)	11.57%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.